May 28, 1997


Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE: RULE 24f-2 NOTICE FOR: SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                           4600 NORWEST CENTER
                           MINNEAPOLIS, MN  55402
                           FILE NO. 33-11549

Gentlemen:

In accordance with the provisions of Rule 24f-2, the SIT U.S. Government Securities Fund, Inc. hereby files its Rule 24f-2 Notice. Enclosed are five copies, one of which is manually signed. This Rule 24f-2 Notice is being filed for the fiscal year ended March 31, 1997.

3,904,582 shares of the capital stock of the Fund were sold during the fiscal year in reliance of an indefinite amount of securities registered pursuant to Rule 24f-2. No securities of the Fund have been registered except pursuant to Rule 24f-2.

Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid and nonassessable.

Aggregate Sale Price for 3,904,582 Shares Sold During Fiscal Year...................     $40,683,651.00

Reduced by Aggregate Redemption Price of 1,777,514 Shares Redeemed During
    the Fiscal Year.................................................................    (18,481,485.00)
                                                                                        ---------------

Equals  ............................................................................     $22,202,166.00

The filing fee due is .0003448 X $22,202,166.00 which is equal to ..................          $7,655.31


Any questions regarding this matter should be addressed to Paul E. Rasmussen at the above address.



                                            ____________________________________

                                            Paul E. Rasmussen, Vice President
Enc.




May 27, 1997


SIT U.S. Government Securities Fund, Inc.
4600 Norwest Center
Minneapolis, Minnesota  55402

        RE:  Rule 24f-2 Notice (Registration Number 33-11549)

Ladies and Gentlemen:

We have acted as general counsel to SIT U.S. Government Securities Fund, Inc., a Minnesota corporation (the "Fund"), in connection with the Fund's Registration Statement on Form N-1A (Registration Number 33-11549). This opinion is addressed to you in connection with a filing by the Fund of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purposes of this opinion. Based thereon, we advise you that, in our opinion, the 3,904,582 shares of common stock, $.01 par value per share, issued by the Fund during the fiscal year ended March 31, 1997, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Fund referred to above.

                                            Very truly yours,

                                            /s/ Dorsey & Whitney L.L.P.

                                            Dorsey & Whitney L.L.P.